Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill acquired		$ 135,000,000
Increase in goodwill	$ 1,000,000
Impairment loss of goodwill	0	0	$ 0
Norstel AB [Member]
Goodwill [Line Items]
Increase in goodwill		14,000,000
Riot Micro [Member]
Goodwill [Line Items]
Increase in goodwill	$ 1,000,000
ADG and MDG Segments [Member]
Goodwill [Line Items]
Goodwill acquired		$ 135,000,000